SHARE CAPITAL	12 Months Ended
Aug. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

8.  SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

At August 31, 2021, the Company had 75,271,126 common shares outstanding including 81,409 shares sold for the net proceeds of $218 on or before August 31, 2021 and issued September 1 and 2, 2021 pursuant to an at-the-market offering ("ATM Offering") governed by the terms of an equity distribution agreement with BMO Capital Markets.

Fiscal 2021

On February 5, 2021, the Company entered into a second at-the-market offering (the "2021 ATM"). At August 31, 2021, the Company had sold an aggregate of 2,502,790 shares pursuant to the 2021 ATM at an average price of $4.38 per share for gross proceeds of $10,951. Total fees and expenses of $701 have been incurred as of August 31, 2021 in relation to the 2021 ATM. Subsequent to the end of the fiscal year, to November 22, 2021 the Company sold a further 4,433,448 shares pursuant to the 2021 ATM at an average price of US$2.63 for net proceeds of $11.4 million.

On December 8, 2020, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 1,121,076 common shares at a price of $2.23 each for gross proceeds of $2,500 maintaining, HCI's ownership in the Company at approximately 31% at that time.

On November 30, 2020, the Company completed the sale of common shares pursuant to an at-the-market offering (the "2020 ATM"). Final sales were settled, and the 2020 ATM completed, on December 2, 2020. An aggregate of 5,440,186 common shares were sold at an average price of $2.21 per share for gross proceeds of $12.0 million. Total fees and expenses of $592 were incurred.

On October 15, 2020, the Company closed a non-brokered private placement for 1,146,790 common shares at a price of $2.18 per share for gross proceeds of $2.5 million. All shares were subscribed for by Deepkloof, maintaining HCI's ownership in the Company at approximately 31% at that time.

Fiscal 2020

On July 2, 2020, the Company issued 526,471 common shares in settlement of $687 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On June 17, 2020, the Company closed a non-brokered private placement for 1,221,500 common shares at a price of $1.40 each for gross proceeds of $1.7 million, of which 500,000 common shares were subscribed for by HCI, bringing HCI's ownership in the Company to approximately 32%. A 6% finders fee in the amount of $38 was paid on a portion of this private placement.

On January 2, 2020, the Company issued 517,468 shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million outstanding on the Convertible Notes.

On December 19, 2019, the Company closed a non-brokered private placement for 3,225,807 common shares at a price of $1.24 each for gross proceeds of $4.0 million, of which 1,612,931 common shares were subscribed for by Deepkloof on behalf of HCI. A 6% finders fee in the amount of $54 was paid on a portion of this private placement.

Prior to their expiry on November 15, 2019, the Company issued 28,040 shares upon the exercise of 28,040 warrants.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Stock options of the Company are subject to vesting provisions.  All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Granted	1,596,500	$ 6.41
Forfeited	(126,936)	$ 2.27
Exercised	(843,543)	$ 2.21
Options outstanding at August 31, 2021	3,808,521	$ 3.96

Number Outstanding at August 31, 2021	Number Exercisable at August 31, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	-	$6.58	4.30
99,000	-	$3.90	4.94
1,058,502	94,769	$2.61	2.61
1,153,519	122,519	$1.81	3.26
3,808,521	217,288		3.40

During the year ended August 31, 2021, the Company granted 1,596,500 stock options.  The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the year ended August 31, 2020, the Company granted 1,628,500 stock options.  The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the year ended August 31, 2021, the Company recorded $2,230 of stock compensation expense (August 31, 2020 - $1,157), of which $1,987 was expensed (August 31, 2020 - $1,032) and $243 was capitalized to mineral properties (August 31, 2020 - $125).

The Company used the Black-Scholes model to determine the grant date fair value of stock options granted.  The following assumptions were used in valuing stock options granted during the years ending August 31, 2021 and August 31, 2020:

Year ended	August 31, 2021	August 31, 2020
Risk-free interest rate	0.41%	1.56%
Expected life of options	3.9 years	3.9 years
Annualized volatility[1]	88%	82%
Forfeiture rate	2.0%	2.1%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.

(d) Deferred Share Units

The Company has established a deferred share unit ("DSU") plan for non-executive directors.  Each DSU has the same value as one of the Company's common shares.  DSU's must be retained until each non-executive director leaves the board of directors, after which time the DSU's are to be paid.  During the year ended August 31, 2021, a total of 23,166 DSUs were redeemed by a former director at a price of $3.23 per DSU, calculated using the 5-day volume weighted average trading price immediately prior to the payout.

The DSU liability recognized at August 31, 2021 was $1,223.  During the year ended August 31, 2021 an expense of $742 was recorded in relation to outstanding DSUs (August 31, 2020 - $387), with $591 recorded as share-based compensation (August 31, 2020 - $245) and $151 recorded as director fees (August 31, 2020 - $142).  During the year ended August 31, 2021 fully vested DSUs were revalued and a $9 recovery was recorded to reflect the increased value of the fully vested DSUs due to the Company's share price appreciation.  At August 31, 2021, a total of 503,951 DSUs were issued and outstanding, of which 304,991 DSUs had vested.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company.  Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award.  RSUs vest over a three-year period.

The recognised RSU liability at August 31, 2021 was $770.  During the year ended August 31, 2021, a stock compensation expense of $675 was recorded (May 31, 2020 - $266) of which $598 expensed (May 31, 2020 - $226) and $77 was capitalized (May 31, 2020 - $40).  During the period, 121,668 RSUs were settled and 24,188 were cancelled.  At August 31, 2021, 547,992 RSUs were issued and outstanding, with 53,438 of these being vested.